Financial risk management - Credit risk (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Details of credit risk
Number of days for payment that specific agreements may go beyond	30 days
Trade receivables	£ 33,740,000	£ 123,797,000
Transfer fees receivable	£ 18,270,000	29,214,000
Percentage of provision for trade receivables that are past due and impaired	100.00%
Minimum
Details of credit risk
Credit term for other sales	14 days
Maximum
Details of credit risk
Credit term for other sales	30 days
Cost / gross value
Details of credit risk
Trade receivables	£ 46,694,000	133,505,000
Trade receivables | Cost / gross value
Details of credit risk
Financial assets	46,694,000	133,505,000
Trade receivables | Cost / gross value | Neither past due nor impaired
Details of credit risk
Financial assets	29,437,000	111,912,000
Trade receivables | Cost / gross value | Past due, not impaired
Details of credit risk
Financial assets	4,303,000	11,885,000
Trade receivables | Cost / gross value | Past due, fully impaired
Details of credit risk
Financial assets	£ 12,954,000	£ 9,708,000